Balance Sheet Items	6 Months Ended
Jun. 30, 2012
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Items
Balance Sheet Items
Details of our significant balance sheet line items consisted of the following:

Other receivables and current assets	June 30,	December 31,
	2012	2011
	(in thousands)
Notes receivable (1)	$27,240	$29,488
Factoring receivables	8,064	9,200
Government grant receivables	5,375	5,258
Other receivables and current assets	13,141	5,780
Total other receivables and current assets	$53,820	$49,726

(1) Notes receivable consists of post dated checks that are deemed to be legally enforceable short-term promissory notes under applicable law and have therefore been reclassified from trade receivables.

Property and Equipment	June 30,	December 31,
	2012	2011
	(in thousands)
Buildings and fixtures	$8,021	$1,903
Computer and telecommunication hardware	7,814	6,853
Office equipment	2,974	2,544
Total cost	18,809	11,300
Less: accumulated depreciation	(6,617)	(5,378)
Property and equipment, net	$12,192	$5,922

Depreciation expense was $945,000 and $268,000 during the three months ended June 30, 2012 and 2011, respectively and $1,416,000 and $551,000 during the six months ended June 30, 2012 and 2011, respectively.

Accrued Liabilities	June 30,	December 31,
	2012	2011
	(in thousands)
Professional fees	2,702	703
Employee related accruals	12,509	5,232
Accrued third-party costs	54,622	35,135
Other	8,488	8,551
Total accrued liabilities	$78,321	$49,621